FVM - Fair value measurement (Narrative) (Detail) $ in Millions	3 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ 118